Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Earnings Per Share

	12.31.20	12.31.19	12.31.18
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	25,191,673	32,276,377	(7,258,414)
Weighted Average Ordinary Shares	1,442,740	1,426,765	1,426,765

Earnings per Share	17.46	22.62	(5.09)